Fees Summary	Nov. 22, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a fin al prospectus for the related offering(s). The maximum aggregate offering price for such offering(s) is $2,500,000,000.
Narrative - Max Aggregate Offering Price	$ 2,500,000,000